UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08382

Deutsche Strategic Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/29/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                     as of February 29, 2016 (Unaudited)

Deutsche Strategic Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 75.8%
Consumer Discretionary 20.8%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		40,000	40,700
Ally Financial, Inc.:
3.25%, 2/13/2018		265,000	262,350
4.125%, 3/30/2020		590,000	587,050
AMC Entertainment, Inc., 5.875%, 2/15/2022		80,000	82,800
AmeriGas Finance LLC:
6.75%, 5/20/2020		165,000	167,475
7.0%, 5/20/2022		135,000	138,544
APX Group, Inc., 6.375%, 12/1/2019		75,000	73,125
Asbury Automotive Group, Inc.:
6.0%, 12/15/2024		150,000	148,500
144A, 6.0%, 12/15/2024		145,000	143,550
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		120,000	123,300
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		130,000	105,300
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		140,000	123,900
5.5%, 4/1/2023		215,000	203,712
Beacon Roofing Supply, Inc., 144A, 6.375%, 10/1/2023		55,000	58,025
Block Communications, Inc., 144A, 7.25%, 2/1/2020		155,000	151,125
Boyd Gaming Corp., 6.875%, 5/15/2023		50,000	51,375
Caleres, Inc., 6.25%, 8/15/2023		40,000	39,600
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		120,000	119,100
144A, 5.375%, 5/1/2025		90,000	89,100
144A, 5.875%, 4/1/2024		105,000	107,231
144A, 5.875%, 5/1/2027		155,000	155,000
CCOH Safari LLC, 144A, 5.75%, 2/15/2026		200,000	200,526
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		214,000	196,345
144A, 6.375%, 9/15/2020		140,000	137,025
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		50,150	51,529
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625%, 3/15/2020		20,000	16,275
Series B, 7.625%, 3/15/2020		130,000	114,400
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		10,000	10,100
CSC Holdings LLC, 5.25%, 6/1/2024		80,000	68,400
Dana Holding Corp.:
5.375%, 9/15/2021		500,000	483,435
5.5%, 12/15/2024		55,000	51,219
DISH DBS Corp.:
4.625%, 7/15/2017		400,000	409,000
5.0%, 3/15/2023		125,000	110,625
6.75%, 6/1/2021		30,000	30,563
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		315,000	330,750
144A, 5.75%, 3/1/2023		105,000	111,694
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		310,000	305,350
Global Partners LP, 7.0%, 6/15/2023		75,000	48,750
Goodyear Tire & Rubber Co.:
5.125%, 11/15/2023		60,000	61,650
6.5%, 3/1/2021		150,000	157,969
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		150,000	140,250
144A, 5.25%, 12/15/2023		210,000	196,875
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		85,000	89,038
7.5%, 7/15/2020		30,000	31,575
11.5%, 7/15/2020		105,000	116,025
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	23,000
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		305,000	300,044
Lamar Media Corp., 144A, 5.75%, 2/1/2026		20,000	20,712
Lennar Corp., 4.75%, 11/15/2022		150,000	148,125
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		20,000	19,850
144A, 7.0%, 9/1/2020		130,000	136,337
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		90,000	91,575
Mediacom Broadband LLC:
5.5%, 4/15/2021		20,000	19,300
6.375%, 4/1/2023		155,000	150,350
Mediacom LLC, 7.25%, 2/15/2022		45,000	45,338
MGM Resorts International:
6.0%, 3/15/2023		85,000	87,125
6.75%, 10/1/2020		163,000	174,410
7.625%, 1/15/2017		100,000	104,125
8.625%, 2/1/2019		205,000	232,162
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020		85,000	82,663
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		45,000	45,563
Numericable-SFR:
144A, 4.875%, 5/15/2019		195,000	194,902
144A, 6.0%, 5/15/2022		290,000	287,100
Penske Automotive Group, Inc., 5.375%, 12/1/2024		200,000	194,000
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		60,000	63,675
Quebecor Media, Inc., 5.75%, 1/15/2023		80,000	83,000
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		20,000	20,300
144A, 5.375%, 4/15/2023		5,000	5,038
Sally Holdings LLC, 5.625%, 12/1/2025		150,000	156,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		50,000	49,750
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		45,000	46,238
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		80,000	83,600
Spectrum Brands, Inc., 5.75%, 7/15/2025		40,000	42,150
Springs Industries, Inc., 6.25%, 6/1/2021		115,000	113,562
Starz LLC, 5.0%, 9/15/2019		60,000	60,750
Suburban Propane Partners LP, 5.75%, 3/1/2025		45,000	37,800
Toll Brothers Finance Corp., 4.875%, 11/15/2025		95,000	92,150
TRI Pointe Group, Inc., 4.375%, 6/15/2019		55,000	53,075
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		300,000	314,250
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		305,000	301,950
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		90,000	95,287
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		171,000	179,977
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		80,000	67,600
144A, 8.5%, 10/15/2022		80,000	74,200
			10,737,263
Consumer Staples 1.8%
Aramark Services, Inc., 144A, 5.125%, 1/15/2024		60,000	62,850
Constellation Brands, Inc., 4.75%, 12/1/2025		25,000	26,125
Cott Beverages, Inc.:
5.375%, 7/1/2022		145,000	144,275
6.75%, 1/1/2020		55,000	57,888
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	92,925
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		60,000	51,600
144A, 7.25%, 6/1/2021		205,000	198,337
144A, 8.25%, 2/1/2020		65,000	65,195
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		60,000	58,350
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		20,000	21,100
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		45,000	47,756
Smithfield Foods, Inc., 6.625%, 8/15/2022		4,000	4,220
The WhiteWave Foods Co., 5.375%, 10/1/2022		120,000	128,400
			959,021
Energy 4.7%
Antero Resources Corp.:
5.125%, 12/1/2022		100,000	85,250
5.375%, 11/1/2021		85,000	73,525
144A, 5.625%, 6/1/2023		60,000	51,300
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	48,750
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		75,000	53,250
Concho Resources, Inc., 5.5%, 4/1/2023		160,000	148,800
Continental Resources, Inc., 5.0%, 9/15/2022		310,000	235,290
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		200,000	196,750
Gulfport Energy Corp., 6.625%, 5/1/2023		30,000	25,425
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		110,000	74,800
Holly Energy Partners LP, 6.5%, 3/1/2020		45,000	42,525
Laredo Petroleum, Inc., 6.25%, 3/15/2023		90,000	56,025
Memorial Resource Development Corp., 5.875%, 7/1/2022		65,000	44,200
Newfield Exploration Co.:
5.375%, 1/1/2026		45,000	38,925
5.75%, 1/30/2022		80,000	75,000
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		60,000	35,100
6.875%, 1/15/2023		20,000	11,550
Range Resources Corp., 144A, 4.875%, 5/15/2025		165,000	142,725
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		131,275	139,660
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		250,000	248,843
Rice Energy, Inc., 7.25%, 5/1/2023		15,000	12,000
RSP Permian, Inc.:
6.625%, 10/1/2022		70,000	62,650
144A, 6.625%, 10/1/2022		15,000	13,425
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		260,000	248,137
Sunoco LP:
144A, 5.5%, 8/1/2020		50,000	47,750
144A, 6.375%, 4/1/2023		45,000	42,750
Whiting Petroleum Corp., 6.25%, 4/1/2023		140,000	64,050
WPX Energy, Inc., 7.5%, 8/1/2020		150,000	94,500
			2,412,955
Financials 6.5%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		670,000	680,887
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		95,000	95,713
CIT Group, Inc.:
3.875%, 2/19/2019		415,000	412,925
5.0%, 5/15/2017		80,000	81,900
CNO Financial Group, Inc.:
4.5%, 5/30/2020		150,000	149,437
5.25%, 5/30/2025		45,000	43,650
Commonwealth Bank of Australia, 144A, 4.5%, 12/9/2025		560,000	551,875
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	256,562
E*TRADE Financial Corp.:
4.625%, 9/15/2023		60,000	58,800
5.375%, 11/15/2022		50,000	51,970
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		70,000	72,625
(REIT), 5.375%, 4/1/2023		265,000	283,470
(REIT), 5.75%, 1/1/2025		50,000	51,750
(REIT), 5.875%, 1/15/2026		50,000	52,250
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		110,000	113,300
(REIT), 6.375%, 3/1/2024		105,000	107,625
(REIT), 6.875%, 5/1/2021		110,000	114,675
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		110,000	114,400
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		95,000	90,963
			3,384,777
Health Care 7.6%
Alere, Inc., 144A, 6.375%, 7/1/2023		60,000	65,850
Community Health Systems, Inc.:
5.125%, 8/15/2018		695,000	697,606
5.125%, 8/1/2021		20,000	20,100
7.125%, 7/15/2020		595,000	535,500
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		30,000	26,100
Endo Finance LLC:
144A, 5.75%, 1/15/2022		80,000	80,800
144A, 5.875%, 1/15/2023		80,000	79,600
Endo Ltd., 144A, 6.0%, 2/1/2025		45,000	44,775
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		45,000	49,725
HCA, Inc.:
6.5%, 2/15/2020		340,000	376,618
7.5%, 2/15/2022		170,000	192,066
Hologic, Inc., 144A, 5.25%, 7/15/2022		30,000	31,422
IMS Health, Inc., 144A, 6.0%, 11/1/2020		100,000	103,416
LifePoint Health, Inc.:
5.5%, 12/1/2021		105,000	108,413
5.875%, 12/1/2023		85,000	88,400
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		50,000	49,500
144A, 5.625%, 10/15/2023		95,000	93,338
Tenet Healthcare Corp.:
144A, 4.012% **, 6/15/2020		60,000	59,100
6.75%, 6/15/2023		125,000	113,281
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		110,000	99,550
144A, 5.875%, 5/15/2023		105,000	88,594
144A, 6.125%, 4/15/2025		305,000	256,009
144A, 6.375%, 10/15/2020		90,000	82,575
144A, 6.75%, 8/15/2018		220,000	212,300
144A, 7.5%, 7/15/2021		385,000	362,862
			3,917,500
Industrials 9.8%
ADT Corp.:
3.5%, 7/15/2022		55,000	46,063
4.125%, 4/15/2019		15,000	15,788
5.25%, 3/15/2020		90,000	88,650
6.25%, 10/15/2021		155,000	151,125
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		185,000	187,312
Air Lease Corp., 4.75%, 3/1/2020		1,110,000	1,129,425
Allegion PLC, 5.875%, 9/15/2023		30,000	31,425
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		105,000	87,413
Belden, Inc., 144A, 5.5%, 9/1/2022		135,000	130,275
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		130,000	91,000
144A, 6.0%, 10/15/2022		95,000	66,975
Casella Waste Systems, Inc., 7.75%, 2/15/2019		140,000	137,550
CNH Industrial Capital LLC:
3.25%, 2/1/2017		335,000	336,467
3.875%, 7/16/2018		60,000	58,950
Covanta Holding Corp., 5.875%, 3/1/2024		85,000	73,100
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		105,000	104,711
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		55,000	47,850
DR Horton, Inc., 4.0%, 2/15/2020		30,000	30,525
EnerSys, 144A, 5.0%, 4/30/2023		15,000	14,288
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		85,000	85,106
FTI Consulting, Inc., 6.0%, 11/15/2022		80,000	82,600
Garda World Security Corp., 144A, 7.25%, 11/15/2021		105,000	73,500
Gates Global LLC, 144A, 6.0%, 7/15/2022		70,000	52,063
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		120,000	126,300
144A, 5.0%, 11/15/2025		60,000	62,887
Masonite International Corp., 144A, 5.625%, 3/15/2023		65,000	67,275
Meritor, Inc.:
6.25%, 2/15/2024		80,000	65,176
6.75%, 6/15/2021		115,000	98,900
Moog, Inc., 144A, 5.25%, 12/1/2022		50,000	49,000
MTW Foodservice Escrow Corp., 144A, 9.5%, 2/15/2024		43,000	45,311
Nortek, Inc., 8.5%, 4/15/2021		85,000	87,763
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		80,000	77,600
Oshkosh Corp.:
5.375%, 3/1/2022		60,000	60,450
5.375%, 3/1/2025		240,000	237,000
Ply Gem Industries, Inc., 6.5% , 2/1/2022		145,000	123,256
SBA Communications Corp., 5.625%, 10/1/2019		75,000	78,000
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		105,000	107,363
Summit Materials LLC:
6.125%, 7/15/2023		100,000	89,250
144A, 8.5%, 4/15/2022 (b)		45,000	44,775
Titan International, Inc., 6.875%, 10/1/2020		85,000	62,050
Triumph Group, Inc., 5.25%, 6/1/2022		45,000	36,000
United Rentals North America, Inc.:
4.625%, 7/15/2023		50,000	50,000
6.125%, 6/15/2023		10,000	10,255
7.625%, 4/15/2022		120,000	127,574
USG Corp., 144A, 5.5%, 3/1/2025		5,000	5,100
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		75,000	63,000
ZF North America Capital, Inc., 144A, 4.0%, 4/29/2020		150,000	150,937
			5,047,383
Information Technology 4.7%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		35,000	35,744
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		335,000	352,169
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		110,000	111,100
144A, 6.125%, 11/1/2023		35,000	35,350
Cardtronics, Inc., 5.125%, 8/1/2022		50,000	48,500
CDW LLC:
5.5%, 12/1/2024		100,000	103,250
6.0%, 8/15/2022		115,000	122,187
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		85,000	89,419
EarthLink Holdings Corp., 7.375%, 6/1/2020		95,000	95,713
EMC Corp., 1.875%, 6/1/2018		300,000	288,741
Entegris, Inc., 144A, 6.0%, 4/1/2022		55,000	55,688
First Data Corp.:
144A, 6.75%, 11/1/2020		435,000	459,142
144A, 7.0%, 12/1/2023		100,000	100,000
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		100,000	106,125
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		70,000	60,725
Informatica LLC, 144A, 7.125%, 7/15/2023		30,000	27,600
Jabil Circuit, Inc., 5.625%, 12/15/2020		105,000	108,675
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		70,000	59,850
NCR Corp.:
5.875%, 12/15/2021		20,000	19,650
6.375%, 12/15/2023		50,000	49,000
Open Text Corp., 144A, 5.625%, 1/15/2023		60,000	59,100
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		45,000	40,050
Sanmina Corp., 144A, 4.375%, 6/1/2019		10,000	10,100
			2,437,878
Materials 8.7%
ArcelorMittal SA, 5.125%, 6/1/2020		20,000	17,850
Ball Corp.:
4.375%, 12/15/2020		45,000	47,025
5.25%, 7/1/2025		75,000	78,187
Berry Plastics Corp., 5.5%, 5/15/2022		160,000	166,400
Cascades, Inc., 144A, 5.5%, 7/15/2022		55,000	51,837
Celanese U.S. Holdings LLC, 4.625%, 11/15/2022		500,000	495,000
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		200,000	198,000
Chemours Co.:
144A, 6.625%, 5/15/2023		60,000	43,350
144A, 7.0%, 5/15/2025		25,000	18,125
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		60,000	57,300
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		90,000	76,950
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		215,000	170,925
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		45,000	23,400
144A, 7.0%, 2/15/2021		170,000	87,550
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017		225,000	205,875
2.375%, 3/15/2018		140,000	120,750
Greif, Inc., 7.75%, 8/1/2019		230,000	254,725
Hexion, Inc., 6.625%, 4/15/2020		50,000	39,500
Kaiser Aluminum Corp., 8.25%, 6/1/2020		100,000	104,000
Novelis, Inc., 8.75%, 12/15/2020		490,000	454,475
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		100,000	96,000
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		65,000	52,650
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		920,000	945,300
6.875%, 2/15/2021		205,000	212,175
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		35,000	36,050
144A, 5.125%, 12/1/2024		15,000	15,563
Tronox Finance LLC:
6.375%, 8/15/2020		75,000	47,062
144A, 7.5%, 3/15/2022		70,000	43,225
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	285,600
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	31,200
144A, 5.625%, 10/1/2024		15,000	15,638
			4,491,687
Telecommunication Services 9.7%
B Communications Ltd., 144A, 7.375%, 2/15/2021		105,000	113,400
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		200,000	209,050
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		40,000	40,500
Series T, 5.8%, 3/15/2022		150,000	145,688
Series N, 6.0%, 4/1/2017		500,000	516,000
Series S, 6.45%, 6/15/2021		165,000	167,577
Series W, 6.75%, 12/1/2023		185,000	180,837
CommScope, Inc.:
144A, 4.375%, 6/15/2020		40,000	40,700
144A, 5.0%, 6/15/2021		95,000	93,100
CyrusOne LP, 6.375%, 11/15/2022		110,000	111,650
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		95,000	67,925
144A, 8.25%, 9/30/2020		287,000	223,860
Digicel Ltd., 144A, 7.0%, 2/15/2020		200,000	177,000
Frontier Communications Corp.:
6.25%, 9/15/2021		45,000	39,881
7.125%, 1/15/2023		235,000	204,377
8.5%, 4/15/2020		35,000	35,613
144A, 10.5%, 9/15/2022		195,000	196,950
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		90,000	97,425
Intelsat Jackson Holdings SA, 5.5%, 8/1/2023		115,000	74,750
Level 3 Financing, Inc.:
5.375%, 8/15/2022		215,000	220,912
144A, 5.375%, 1/15/2024		60,000	61,500
5.375%, 5/1/2025		60,000	61,050
6.125%, 1/15/2021		60,000	62,700
7.0%, 6/1/2020		145,000	152,069
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		200,000	175,500
Plantronics, Inc., 144A, 5.5%, 5/31/2023		30,000	28,650
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020		85,000	83,513
Sprint Corp., 7.125%, 6/15/2024		440,000	313,500
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		40,000	41,100
6.375%, 3/1/2025		151,000	152,510
6.5%, 1/15/2026		5,000	5,067
6.625%, 11/15/2020		65,000	67,600
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		500,000	495,160
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		80,000	81,000
Windstream Services LLC, 7.75%, 10/15/2020		30,000	24,779
Zayo Group LLC:
6.0%, 4/1/2023		160,000	157,600
6.375%, 5/15/2025		75,000	71,625
			4,992,118
Utilities 1.5%
Calpine Corp.:
5.375%, 1/15/2023		85,000	79,263
5.75%, 1/15/2025		85,000	76,500
Dynegy, Inc.:
7.375%, 11/1/2022		75,000	62,625
7.625%, 11/1/2024		140,000	115,850
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		110,000	77,000
NGL Energy Partners LP, 5.125%, 7/15/2019		70,000	41,125
NRG Energy, Inc.:
6.25%, 5/1/2024		285,000	236,550
7.875%, 5/15/2021		80,000	75,500
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		35,000	28,175
			792,588
Total Corporate Bonds (Cost $40,895,810)			39,173,170
Asset-Backed 4.6%
Miscellaneous
Apidos CLO XXI, "C", Series 2015-21A, 144A, 3.867% **, 7/18/2027		375,000	313,912
Babson CLO Ltd., "D", Series 2015-2A, 144A, 4.098% **, 7/20/2027		1,000,000	872,892
Cumberland Park CLO Ltd., "D", Series 2015-2A, 144A, 3.699% **, 7/20/2026		500,000	423,893
Marea CLO Ltd., "DR", Series 2012-1A, 144A, 4.071% **, 10/15/2023		500,000	393,311
Neuberger Berman CLO XVIII Ltd., "C", Series 2014-18A, 144A, 4.112% **, 11/14/2025		500,000	397,453

Total Asset-Backed (Cost $2,811,978)			2,401,461
Collateralized Mortgage Obligation 0.5%
Federal National Mortgage Association, "PZ", Series 2010-129, 4.5%, 11/25/2040 (Cost $235,221)		224,557	239,235
Government & Agency Obligations 6.4%
Other Government Related (c) 0.5%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	273,597
Sovereign Bonds 5.9%
Dominican Republic, 144A, 6.875%, 1/29/2026		100,000	103,250
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	206,565
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	195,260
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	481	169
Republic of El Salvador:
144A, 6.375%, 1/18/2027		75,000	63,563
144A, 7.65%, 6/15/2035		100,000	82,750
Republic of Hungary:
4.0%, 3/25/2019		200,000	207,776
Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	46,725
Republic of Panama, 9.375%, 1/16/2023		665,000	892,762
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	211,538
144A, 5.5%, 10/26/2022		500,000	562,500
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	900,000	55,731
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	192,471
Republic of Uruguay, 5.1%, 6/18/2050		40,000	35,900
United Mexican States, 4.6%, 1/23/2046		200,000	183,500
			3,040,460
Total Government & Agency Obligations (Cost $3,353,435)			3,314,057
Loan Participations and Assignments 49.9%
Senior Loans **
Consumer Discretionary 13.5%
1011778 B.C. Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/2021		431,387	429,734
Altice U.S. Finance I Corp., Term Loan, 4.25%, 12/14/2022		410,388	403,500
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 11/30/2019		987,203	981,137
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		361,633	358,769
CSC Holdings, Inc., Term Loan B, 2.939%, 4/17/2020		976,896	970,385
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		465,000	466,890
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		896,886	895,330
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		938,469	913,543
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		855,950	852,740
Visteon Corp., Term Delay Draw B, 3.5%, 4/9/2021		700,000	695,916
			6,967,944
Consumer Staples 5.1%
Albertson's LLC, Term Loan B2, 5.5%, 3/21/2019		707,644	700,175
Pinnacle Foods Finance LLC:
Term Loan G, 3.0%, 4/29/2020		317,792	315,344
Term Loan H, 3.0%, 4/29/2020		722,073	716,376
U.S. Foods, Inc., Term Loan, 4.5%, 3/31/2019		748,082	739,786
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		162,113	161,099
			2,632,780
Energy 0.5%
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		343,181	246,919
Financials 0.8%
Delos Finance SARL, Term Loan B, 3.5%, 3/6/2021		425,000	422,743
Health Care 5.3%
AmSurg Corp., First Lien Term Loan B, 3.5%, 7/16/2021		216,700	215,932
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		72,655	69,461
Term Loan H, 4.0%, 1/27/2021		133,683	127,348
Convatec, Inc., Term Loan, 4.25%, 6/15/2020		698,246	683,408
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		1,118,960	1,119,519
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		291,407	274,234
Term Loan B, 3.75%, 12/11/2019		275,431	259,663
			2,749,565
Industrials 10.9%
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		834,545	836,557
Booz Allen Hamilton, Inc., Term Loan, 3.75%, 7/31/2019		700,000	702,117
Hertz Corp., Term Loan B, 3.75%, 3/11/2018		398,972	395,794
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		983,707	936,159
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		750,000	733,830
Sabre, Inc., Term Loan B, 4.0%, 2/19/2019		598,458	593,670
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020		472,068	459,558
Waste Industries U.S.A., Inc., Term Loan B, 4.25%, 2/27/2020		698,241	697,368
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019		281,467	257,895
			5,612,948
Information Technology 1.4%
First Data Corp.:
Term Loan, 3.934%, 3/24/2018		250,000	247,219
Term Loan, 4.434%, 3/24/2021		490,000	483,752
			730,971
Materials 5.6%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		733,825	670,687
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		498,965	493,586
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		731,203	718,948
Term Loan E, 3.75%, 1/6/2021		304,001	299,536
MacDermid, Inc.:
First Lien Term Loan, 5.5%, 6/7/2020		224,250	204,535
Term Loan B2, 5.5%, 6/7/2020		347,368	317,408
PolyOne Corp., Term Loan B, 3.75%, 11/11/2022		165,000	165,026
			2,869,726
Telecommunication Services 1.3%
DigitalGlobe, Inc., Term Loan B, 4.75%, 1/31/2020		14,588	14,451
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		180,000	177,930
Term Loan B, 4.0%, 1/15/2020		485,000	485,102
			677,483
Utilities 5.5%
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		1,845,725	1,752,866
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,113,930	1,097,394
			2,850,260
Total Loan Participations and Assignments (Cost $26,354,481)			25,761,339
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (Cost $106,516)		107,325	125,924
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $121,769)		175,000	131,250
		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		2	3,283
Industrials 0.0%
Congoleum Corp.*		2,000	0
Quad Graphics, Inc.		29	367
			367
Materials 0.0%
GEO Specialty Chemicals, Inc.*		11,502	5,181
Total Common Stocks (Cost $25,413)			8,831
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $20,981)		95	74
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016[1] (Cost $9,870)		200,000	0
		Shares	Value ($)
Cash Equivalents 3.4%
Central Cash Management Fund, 0.33% (e) (Cost $1,737,896)		1,737,896	1,737,896
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $75,673,370) †		141.1	72,893,237
Other Assets and Liabilities, Net		1.7	868,116
Notes Payable		(42.8)	(22,100,000)
Net Assets		100.0	51,661,353

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	110,000	67,995	77,000

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2016.
†	The cost for federal income tax purposes was $75,950,505. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $3,057,268. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $685,255 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,742,523.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	5,863	3,283	0.01

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
LIBOR: London Interbank Offered Rate;3-Month LIBOR rate at February 29, 2016 is 0.63%.
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

At February 29, 2016, open written options contracts were as follows:

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (f)
Call Options
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	200,000[1]	4/20/2016	7,130	0

(f)	Unrealized appreciation on written options on interest rate swap contracts at February 29, 2016 was $7,130.

Counterparty:

1	Nomura International PLC

Currency Abbreviations

ARS	Argentine Peso
HUF	Hungarian Forint
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$39,173,170	$—	$39,173,170
Asset-Backed	—	2,401,461	—	2,401,461
Collateralized Mortgage Obligation	—	239,235	—	239,235
Government & Agency Obligations	—	3,314,057	—	3,314,057
Loan Participations and Assignments	—	25,761,339	—	25,761,339
Convertible Bond	—	—	125,924	125,924
Preferred Security	—	131,250	—	131,250
Common Stocks (g)	367	—	8,464	8,831
Warrant	—	—	74	74
Short-Term Investments	1,737,896	—	—	1,737,896
Derivatives (h)
Purchased Options	—	0	—	0
Total	$1,738,263	$71,020,512	$134,462	$72,893,237
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Written Options	$—	$0	$—	$0
Total	$—	$0	$—	$0

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include value of options purchased and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 29, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Options
Interest Rate Contracts	$ (2,740)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2016